Noncontrolling Interest (Noncontrolling Interest in Consolidated Balance Sheets) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 1,318,000	$ 684,612,000
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	1,318,000	1,321,000
Sogou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 0	$ 683,291,000